Intangible Assets (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets
	IT platform	Software	License	Business relationships	Brand name	Development costs	Total
	US$	US$	US$	US$	US$	US$	US$
Cost
As of February 29, 2020	300,149	—	—	—	—	—	300,149
Additions	9,457,562	—	—	—	—	204,448	9,662,010
Reclassification to IT platform	186,317	—	—	—	—	(186,317)	—
As of February 28, 2021	9,944,028	—	—	—	—	18,131	9,962,159
Additions	—	3,200,000	—	—	—	4,073,566	7,273,566
Acquired through business combination	—	977,921	265,992	283,107	1,067,948	—	2,594,968
As of February 28, 2022	9,944,028	4,177,921	265,992	283,107	1,067,948	4,091,697	19,830,693
Accumulated amortisation
As of February 29, 2020	9,172	—	—	—	—	—	9,172
Amortisation for the year	141,644	—	—	—	—	—	141,644
As of February 28, 2021	150,816	—	—	—	—	—	150,816
Amortisation for the year	1,343,377	162,987	44,332	23,592	88,996	—	1,663,284
As of February 28, 2022	1,494,193	162,987	44,332	23,592	88,996	—	1,814,100
Impairment loss
As of February 29, 2020	—	—	—	—	—	—	—
Impairment loss	1,907,503	—	—	—	—	—	1,907,503
As of February 28, 2021	1,907,503	—	—	—	—	—	1,907,503
Impairment loss	—	—	—	—	—	—	—
As of February 28, 2022	1,907,503	—	—	—	—	—	1,907,503
Carrying amounts
As of 28 February 2021	7,885,709	—	—	—	—	18,131	7,903,840
As of 28 February 2022	6,542,332	4,014,934	221,660	259,515	978,952	4,091,697	16,109,090